Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ULTRAPETROL BAHAMAS LTD
Entity Central Index Key	0001062781
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding	140,419,487
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012